DERIVATIVE FINANCIAL INSTRUMENTS 5 (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ (16)
Cash Flow Hedge Gain (Loss) To Be Reclassified Within Twelve Months For Noncontrolling Interest	(12)
San Diego Gas and Electric Company [Member]
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	(12)
Southern California Gas Company [Member]
Reclassification Of Cash Flow Hedge Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 0